Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Net investment hedge
Derivative financial instruments
Summary of hedge accounting

	2024
									Weighted
		Carrying				Change in			average
		amount				fair value of	Change in		foreign
		at year	Notional			outstanding	fair value of		exchange
		end date	amount		Hedge	instrument	hedged item	Ineffectiveness	rate for the
Hedging instruments	Currency	£m	£m	Maturity date	ratio	£m	£m	£m	year
Cross-currency swaps	USD	4	(1,300)	May 2026 – October 2028	1:1	(5)	(5)	—	1.241
Cross-currency swaps	JPY	—	(10)	June 2027	1:1	(1)	(1)	—	169.747
Bonds	EUR	(261)	(261)	June 2027 – June 2030	1:1	16	16	—	1.162
Term loan	USD	(436)	(436)	October 2025	1:1	6	6	—	1.110

	2023
									Weighted
		Carrying				Change in			average
		amount				fair value of	Change in		foreign
		at year	Notional			outstanding	fair value of		exchange
		end date	amount		Hedge	instrument	hedged item	Ineffectiveness	rate for the
Hedging instruments	Currency	£m	£m	Maturity date	ratio	£m	£m	£m	year
Cross-currency swaps	USD	9	(1,641)	November 2024 – October 2028	1:1	114	114	—	1.250
Cross-currency swaps	JPY	1	(11)	November 2024	1:1	1	1	—	167.269
Bonds	EUR	(298)	(298)	November 2024 – October 2028	1:1	6	6	—	1.162
Term loan	USD	(360)	(360)	October 2025	1:1	9	9	—	1.110

Cash flow hedge
Derivative financial instruments
Summary of hedge accounting

2024
Weighted
		Carrying				Change in	Change in		average
		amount				fair value of	fair value of		foreign
		at year	Notional			outstanding	hedged		exchange
		end date	amount			instrument	item	Ineffectiveness	rate for the
Hedging instruments	Currency	£m	£m	Maturity date	Hedge ratio	£m	£m	£m	year
Cross-currency swaps	EUR	(27)	1,257	May 2026 – October 2028	1:1	(40)	(38)	(2)	1.133

2023
Weighted
		Carrying				Change in	Change in		average
		amount				fair value of	fair value of		foreign
		at year	Notional			outstanding	hedged		exchange
		end date	amount			instrument	item	Ineffectiveness	rate for the
Hedging instruments	Currency	£m	£m	Maturity date	Hedge ratio	£m	£m	£m	year
Cross-currency swaps	EUR	13	1,668	November 2024 – October 2028	1:1	(21)	(21)	—	1.150
Interest rate swaps	USD	1	275	September 2024	1:1	1	—	1	—